Basis of Presentation and Organization (Details Textual) (Moneytech Limited [Member])	12 Months Ended
Jun. 30, 2013
Common stock [Member]
Basis of Presentation and Organization (Textual)
Business acquisition, number of shares issued	5,300,000
President [Member] | Preferred Series B Stock [Member]
Basis of Presentation and Organization (Textual)
Business acquisition, number of shares issued	5,000